Offerings	Oct. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,807,793
Proposed Maximum Offering Price per Unit	8.12
Maximum Aggregate Offering Price	$ 47,159,279.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,512.70
Offering Note	Represents shares of our common stock, $0.0001 par value per share ("common stock") that will be offered for resale by the selling stockholders identified in the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low sales price of our common stock as reported by Nasdaq Global Market on October 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying GEM Warrants
Amount Registered | shares	1,192,207
Proposed Maximum Offering Price per Unit	8.12
Maximum Aggregate Offering Price	$ 9,680,720.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,336.91
Offering Note	See Offering Note 1. Represents 1,192,207 shares of common stock that may be issued upon the exercise of the warrants ("GEM Warrants") issued to GEM Yield Bahamas Limited ("GYBL") under the terms of the Share Purchase Agreement between us, GEM Global Yield LLC SCS and GYBL, dated as of August 29, 2025.